                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-6736

                  Van Kampen Advantage Municipal Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 10/31/03
                        -----------

Date of reporting period: 04/30/03
                         -----------

Item 1.  Report to Shareholders

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of April 30, 2003)

------------------------------
NYSE Ticker Symbol - VKA
------------------------------

-----------------------------------------------------------------------
Six-month total return(1)                                     9.19%
-----------------------------------------------------------------------
One-year total return(1)                                     16.94%
-----------------------------------------------------------------------
Five-year average annual total return(1)                      8.43%
-----------------------------------------------------------------------
Ten-year average annual total return(1)                       7.46%
-----------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  7.45%
-----------------------------------------------------------------------
Commencement date                                          09/25/92
-----------------------------------------------------------------------

Distribution rate as a % of closing common share market
price(2)                                                      6.81%
-----------------------------------------------------------------------
Taxable-equivalent distribution rate as a % of closing
common share market price(3)                                 11.09%
-----------------------------------------------------------------------
Preferred share (Series A) rate(4)                           1.050%
-----------------------------------------------------------------------
Preferred share (Series B) rate(4)                           0.990%
-----------------------------------------------------------------------
Preferred share (Series C) rate(4)                           1.000%
-----------------------------------------------------------------------
Preferred share (Series D) rate(4)                           0.969%
-----------------------------------------------------------------------
Net asset value                                              $17.06
-----------------------------------------------------------------------
Closing common share market price                            $16.30
-----------------------------------------------------------------------
Six-month high common share market price (04/29/03)          $16.33
-----------------------------------------------------------------------
Six-month low common share market price (01/13/03)           $14.92
-----------------------------------------------------------------------

              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

(1) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(2) Distribution rate represents the monthly annualized distributions of the Trust at the end of the period and not the earnings of the Trust.

(3) The taxable-equivalent distribution rate is calculated assuming the maximum 38.6% federal income tax rate effective for the calendar year 2003.

(4) See "Notes to Financial Statements" footnote #5, for more information concerning Preferred Share reset periods.

    A portion of the interest income may be taxable for those investors subject to the federal alternative minimum tax (AMT).

    Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of April 30, 2003
AAA/Aaa...........................  67.5%
AA/Aa.............................  17.1%
A/A...............................  10.7%
BBB/Baa...........................   4.0%
BB/Ba.............................   0.4%
B/B...............................   0.3%

TOP FIVE SECTORS

(as a percentage of long-term investments)


As of April 30, 2003
Health Care.......................  13.6%
Higher Education..................   9.4%
General Purpose...................   9.2%
Industrial Revenue................   9.1%
Transportation....................   9.0%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--April 1993 through April 2003)
[LINE GRAPH]

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
4/93                                                                     $16.3300                           $15.2500
6/93                                                                     $16.6300                           $15.2500
                                                                         $17.2500                           $16.1250
                                                                         $17.0800                           $15.7500
                                                                         $15.1600                           $14.0000
6/94                                                                     $14.9400                           $14.2500
                                                                         $14.6500                           $13.0625
                                                                         $13.8800                           $12.7500
                                                                         $15.2400                           $14.5000
6/95                                                                     $15.1800                           $14.5000
                                                                         $15.3500                           $13.8750
                                                                         $16.2000                           $14.6250
                                                                         $15.4300                           $14.8750
6/96                                                                     $15.2300                           $14.6250
                                                                         $15.5600                           $14.7500
                                                                         $15.7600                           $13.8750
                                                                         $15.4100                           $14.0000
6/97                                                                     $15.8900                           $14.8750
                                                                         $16.3300                           $15.0625
                                                                         $16.6600                           $15.3120
                                                                         $16.6400                           $15.2500
6/98                                                                     $16.6500                           $15.3125
                                                                         $17.1100                           $16.1250
                                                                         $16.8700                           $16.5000
                                                                         $16.6800                           $15.5625
6/99                                                                     $15.8500                           $14.7500
                                                                         $15.2800                           $13.5000
                                                                         $14.6900                           $12.7500
                                                                         $15.0900                           $12.6875
6/00                                                                     $15.0900                           $12.6875
                                                                         $15.3800                           $13.1875
                                                                         $16.1700                           $13.3750
                                                                         $16.3700                           $14.1200
6/01                                                                     $16.2000                           $13.9000
                                                                         $16.5500                           $14.2000
                                                                         $16.0800                           $14.2400
                                                                         $16.0100                           $14.6800
6/02                                                                     $16.6000                           $15.8000
                                                                         $17.4900                           $16.5000
                                                                         $17.0000                           $15.8400
                                                                         $16.9300                           $15.8900
4/03                                                                     $17.0600                           $16.3000

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN DURING THE SIX MONTHS ENDED APRIL 30, 2003. DENNIS PIETRZAK, PORTFOLIO MANAGER, HAS MANAGED THE TRUST SINCE 1995 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1968. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST SIX MONTHS, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT?

A   The environment over the past six
months has been defined by two major themes. The first of these was the level of interest rates. The period began with interest rates at levels not seen in over three decades and, surprisingly for many, ended with rates slightly lower. The Federal Reserve Board (the Fed) helped keep rates low with a widely anticipated rate cut in November, driven by economic uncertainty and geopolitical risk. The low level of rates led to a boom in issuance by municipalities seeking to lock in low financing costs. As a result, issuance reached a record level of $354 billion in 2002 and continued to be exceptional in the first quarter of 2003.

    The other theme in the market during the period was the relative attractiveness of municipal bonds, which produced enough demand to absorb the record issuance. Investors, wary of volatility in the equity market and in the geopolitical arena, flocked to perceived safe haven investments. Their risk aversion counteracted growing expectations for economic recovery and rising interest rates and was a key factor in keeping interest rates at historically low levels. In their ongoing preference for low-risk assets, investors bid Treasury prices up to such high levels that municipal bonds became as attractively valued as they have ever been relative to Treasuries. Insurance companies also moved heavily into municipal bonds as their mainstay corporate bond holdings became less attractive. At the same time, issuers recognized investor concerns over economic weakness by insuring roughly 50 percent of all issuance. This credit enhancement made municipal bonds even more attractive to risk-averse investors.

    While lower financing costs were a boon to municipal issuers, the continuing weakness in the economy had a negative impact on municipal credit quality, particularly in the first quarter of 2003. Moody's upgrades barely exceeded the number of downgrades in the first quarter with credit quality facing continued pressure from rising social service costs and weak national and regional economic conditions. As a result, municipalities face enormous deficits in 2003, when their combined shortfall is expected to reach $90 billion.

    Performance along the yield curve was varied. The Fed's November rate cut fueled a rally in short-term bonds that helped pull yields lower at the front end of the curve. Despite that rally, the best performing segment of the curve was the long-intermediate portion where performance was largely driven by buying activity among institutional investors drawn by the bonds' attractive total return potential.

    The trust's monthly dividend of $0.0925 per share translated to a distribution rate of 6.81 percent based on the trust's closing common share market price on April 30, 2003. Based on these figures, investors would have to earn a distribution rate of 11.09 percent on a taxable investment (for an investor in the 38.60 percent federal income tax bracket) to match the tax-exempt yield provided by the trust.

    For the six months ended April 30, 2003, the trust produced a total return of 9.19 percent based on common share market price. By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 3.59 percent for the same period. Of course, past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    The Lehman Brothers Municipal Bond Index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities the index represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional information, please refer to the performance summary section.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE TRUST?

A   With interest rates hovering near
record lows, we focused on protecting the portfolio from the potential adverse effects of rising interest rates while maintaining its yield. One of our primary methods for trying to do this was to purchase premium bonds with maturities between 15 and 20 years. Our quantitative analysis showed that this segment of the yield curve offered a favorable combination of total return potential as well as downside protection in the form of a comfortable yield cushion and an intermediate maturity profile.

    The funds for these purchases came from a number of sources. One of the fund's holdings was called by its issuer; we also preemptively sold prerefunded issues that posed a risk of imminent call activity. We trimmed the fund's holdings of shorter premium bonds that would be highly likely to underperform in the event that interest rates began to climb. We followed a similar rationale in selling some of the portfolio's holdings of bonds in the shorter part of the intermediate segment of the yield curve.

    Our approach also continued to emphasize active trading of highly liquid bonds to capture shifts in relative value between various sectors and state markets. For example, our analysis showed that some A rated hospital bonds were oversold during the period and reached prices that we believed more than compensated for any credit risk. We bought some of these issues with the expectation of selling them once they reached fair value. Similarly, we sold the some of the fund's holdings of New York bonds in the transportation sector during the period when they reached our price targets in order to reinvest the proceeds into bonds with greater total return potential. This trading had the effect of reducing the fund's holdings in the transportation sector by roughly 5 percent.

    One of the sectors we avoided during the period was tobacco bonds. These bonds were issued by states seeking to securitize their future income streams resulting from settlements from class action suits against the major tobacco companies. Recent litigation in Illinois resulted in a judge awarding billions more in a suit alleging that the companies misled smokers about the amount of nicotine in "light" cigarettes. In order to appeal, the law required the companies to put up such substantial amounts of money that some began talking about potential bankruptcy, and the tobacco bonds' credit ratings and price performance suffered accordingly. Our decision not to invest in these securities was a benefit to shareholders during the period.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           MUNICIPAL BONDS  155.4%
           ALABAMA  3.7%
$ 1,000    Alabama Bldg Renovation Fin Auth Rev
           Rfdg (AMBAC Insd).....................    5.625%      09/01/24  $   1,101,990
  1,800    Alabama St Univ Rev Gen Tuition & Fee
           Ser B (MBIA Insd).....................    5.250       03/01/28      1,894,968
  1,550    Birmingham, AL Arpt Auth Arpt Rev Rfdg
           (AMBAC Insd)..........................    5.500       07/01/14      1,676,123
  5,000    Jefferson Cnty, AL Swr Rev Cap Impt Wt
           Ser B (FGIC Insd).....................    5.125       02/01/42      5,115,000
  2,000    Montgomery, AL Wt (AMBAC Insd)........    5.250       05/01/20      2,160,740
                                                                           -------------
                                                                              11,948,821
                                                                           -------------
           ARIZONA  3.8%
  1,425    Arizona Cap Fac Fin Corp Student Hsg
           Rev AZ St Univ Proj...................    6.250       09/01/32      1,505,313
  2,500    Arizona Sch Fac Brd Rev St Sch Impt...    5.500       07/01/17      2,796,875
  2,900    Arizona Tourism & Sports Auth Multi
           Purp Stad Fac Ser A (MBIA Insd).......    5.375       07/01/22      3,153,199
  2,875    Phoenix, AZ Civic Impt Corp Arpt Rev
           Jr Lien (FGIC Insd)...................    5.375       07/01/29      2,923,990
    955    Pima Cnty, AZ Indl Dev Auth Indl Rev
           Lease Oblig Irvington Proj Tucson Ser
           A Rfdg (FSA Insd) (a).................    7.250       07/15/10      1,009,196
  1,000    Scottsdale, AZ Indl Dev Auth Hosp Rev
           Scottsdale Hlthcare...................    5.800       12/01/31      1,034,640
                                                                           -------------
                                                                              12,423,213
                                                                           -------------
           CALIFORNIA  6.8%
  2,630    Anaheim, CA Pub Fin Auth Lease Rev Cap
           Apprec Sub Pub Impts Proj C (FSA
           Insd).................................      *         09/01/20      1,123,852
  3,865    California Hlth Fac Auth Rev Kaiser
           Permanente Med Ctr....................    5.450       10/01/13      3,885,678
  4,000    California St.........................    5.000       02/01/26      3,980,840
  5,500    California St Dept Wtr Res Pwr Ser A
           (AMBAC Insd) (a)......................    5.500       05/01/16      6,212,745
  2,000    California St Dept Wtr Res Pwr Ser
           A.....................................    5.750       05/01/17      2,227,440

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           CALIFORNIA (CONTINUED)
$ 5,000    Foothill/Eastern Corridor Agy CA Toll
           Rd Rev Cap Apprec Rfdg................      *         01/15/25  $   1,421,750
  3,000    Los Angeles, CA Uni Sch Dist Ser A
           (FSA Insd)............................    5.250%      07/01/19      3,288,300
                                                                           -------------
                                                                              22,140,605
                                                                           -------------
           COLORADO  2.4%
  8,500    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy
           Rev E-470 Proj Ser C (Prerefunded @
           08/31/05).............................      *         08/31/26      1,711,560
  3,000    Colorado Hlth Fac Auth Rev Catholic
           Hlth Initiatives Ser A................    5.500       03/01/32      3,089,670
    295    Colorado Hsg Fin Auth Single Family
           Pgm Sr Ser B1.........................    7.900       12/01/25        300,649
    130    Colorado Hsg Fin Auth Single Family
           Pgm Sr Ser D-1 Rfdg...................    8.000       12/01/24        133,513
    242    Colorado Hsg Fin Auth Single Family
           Pgm Sr Ser E..........................    8.125       12/01/24        248,810
  2,000    La Plata Cnty, CO Sch Dist 9 (MBIA
           Insd).................................    5.250       11/01/19      2,170,500
                                                                           -------------
                                                                               7,654,702
                                                                           -------------
           CONNECTICUT  1.4%
  3,250    Connecticut St Spl Oblig Pkg Rev
           Bradley Intl Arpt Ser A (ACA Insd)....    6.600       07/01/24      3,518,287
  1,000    Hartford, CT Pkg Sys Rev Ser A........    6.400       07/01/20      1,067,640
                                                                           -------------
                                                                               4,585,927
                                                                           -------------
           DISTRICT OF COLUMBIA  2.0%
  2,500    District Columbia Rev Gonzaga College
           (FSA Insd)............................    5.250       07/01/32      2,603,900
  3,850    Metropolitan Washington DC Arpt Auth
           Sys Ser A (FGIC Insd).................    5.250       10/01/32      3,934,507
                                                                           -------------
                                                                               6,538,407
                                                                           -------------
           FLORIDA  2.2%
  2,000    Escambia Cnty, FL Hlth Fac Auth Rev
           (AMBAC Insd)..........................    5.950       07/01/20      2,192,280
  2,500    Miami-Dade Cnty, FL Aviation Rev Miami
           Intl Arpt (FGIC Insd).................    5.375       10/01/32      2,578,550
  2,500    Miami-Dade Cnty, FL Aviation Ser A
           (FSA Insd)............................    5.000       10/01/33      2,512,025
                                                                           -------------
                                                                               7,282,855
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           GEORGIA  4.0%
$ 1,500    Athens, GA Hsg Auth Student Hsg Univ
           of Georgia East Campus (AMBAC Insd)...    5.250%      12/01/22  $   1,598,175
  1,000    Atlanta, GA Arpt Rev Ser B (FGIC
           Insd).................................    5.625       01/01/30      1,047,700
  3,770    Monroe Cnty, GA Dev Auth Pollutn Ctl
           Rev Oglethorpe Pwr Corp Scherer Ser
           A.....................................    6.800       01/01/12      4,547,374
  3,000    Municipal Elec Auth GA Combustion
           Turbine Proj Ser A (MBIA Insd)........    5.250       11/01/19      3,237,180
  2,500    Municipal Elec Auth GA Combustion
           Turbine Proj Ser A (MBIA Insd)........    5.250       11/01/21      2,672,600
                                                                           -------------
                                                                              13,103,029
                                                                           -------------
           ILLINOIS  17.7%
    125    Aurora, IL Single Family Mtg Rev Ser B
           Rfdg (GNMA Collateralized)............    8.050       09/01/25        127,992
  3,750    Bolingbrook, IL Cap Apprec Ser B (MBIA
           Insd).................................      *         01/01/30        862,537
  2,000    Chicago, IL Brd of Ed (FGIC Insd).....    5.500       12/01/31      2,160,180
  5,000    Chicago, IL Brd of Ed Cap Apprec Sch
           Reform Ser A (FGIC Insd)..............      *         12/01/28      1,273,950
  3,150    Chicago, IL O'Hare Intl Arpt Rev Gen
           Arpt Third Lien Ser A Rfdg (MBIA Insd)
           (a)...................................    5.375       01/01/32      3,237,412
  1,895    Chicago, IL Pk Dist Hbr Fac Rev.......    5.875       01/01/16      2,088,764
  2,500    Chicago, IL Pk Dist Ser C (FGIC
           Insd).................................    5.500       01/01/19      2,738,025
  5,000    Chicago, IL Sch Fin Auth Ser A (MBIA
           Insd) (a).............................    5.000       06/01/09      5,291,400
  1,000    Chicago, IL Wastewtr Transmission Rev
           Second Lien (MBIA Insd)...............    5.750       01/01/25      1,113,900
  3,000    Cicero, IL Alt Rev Source (Prerefunded
           @ 12/01/04) (MBIA Insd)...............    6.500       12/01/14      3,308,160
  4,500    Cook Cnty, IL Cap Impt Ser A (FGIC
           Insd).................................    5.000       11/15/23      4,638,105
  1,620    Cook Cnty, IL Cmnty High Sch Dist No.
           219 Niles Twp (FSA Insd)..............      *         12/01/11      1,157,085
  2,260    Cook Cnty, IL Cmnty High Sch Dist No.
           219 Niles Twp (FSA Insd)..............      *         12/01/12      1,530,449
  2,235    Cook Cnty, IL Cmnty High Sch Dist No.
           219 Niles Twp (FSA Insd)..............      *         12/01/13      1,433,440

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           ILLINOIS (CONTINUED)
$ 3,110    Du Page Cnty, IL Trans Rev (FSA
           Insd).................................    5.750%      01/01/17  $   3,510,195
  2,740    Illinois Dev Fin Auth Rev Loc Govt Pgm
           Aurora East Sch (MBIA Insd)...........      *         12/01/16      1,500,835
    985    Illinois Hsg Dev Auth Rev Homeowner
           Mtg G2................................    6.050       08/01/29      1,046,956
  1,925    Kendall, Kane & Will Cntys, IL Cmnty
           Unit Sch Dist No. 308 Ser B (FGIC
           Insd).................................    5.250       10/01/21      2,061,502
  2,135    Mc Henry Cnty, IL Cmnty High Sch Dist
           No. 154 Cap Apprec (FGIC Insd)........      *         01/01/14      1,347,527
  1,440    Mc Henry Cnty, IL Cmnty High Sch Dist
           No. 154 Cap Apprec (FGIC Insd)........      *         01/01/17        761,054
  1,250    Metropolitan Pier & Expo Auth IL
           Dedicated St Tax Rev McCormick Pl
           Expansion Proj (FGIC Insd)............    5.375       12/15/18      1,374,725
  1,000    Metropolitan Pier & Expo Auth IL
           Dedicated St Tax Rev McCormick Pl
           Expansion Proj Rfdg (FGIC Insd).......    5.500       12/15/24      1,083,430
  6,000    Metropolitan Pier & Expo Auth IL
           Dedicated St Tax Rev McCormick Pl
           Expansion Ser A (MBIA Insd) (a).......    5.250       06/15/42      6,273,960
  5,000    Regional Tran Auth IL Ser B (AMBAC
           Insd).................................    8.000       06/01/17      7,080,650
  1,150    Will Cnty, IL Cmnty Sch Dist 365U Vly
           View Ser B (FSA Insd).................      *         11/01/15        659,272
                                                                           -------------
                                                                              57,661,505
                                                                           -------------
           INDIANA  3.9%
  1,000    Allen Cnty, IN Juvenile Justice Ctr
           First Mtg (AMBAC Insd)................    5.500       01/01/18      1,115,620
  1,960    Bloomington, IN Swr Wks Rev Rfdg (MBIA
           Insd).................................    5.000       01/01/20      2,064,507
  1,060    Bloomington, IN Swr Wks Rev Rfdg (MBIA
           Insd).................................    5.000       01/01/21      1,109,417
  3,155    Indiana Hlth Fac Fin Auth Hosp Rev
           Cmnty Hosp Proj (MBIA Insd)...........    6.850       07/01/22      3,230,310
  2,000    Indiana Hlth Fac Fin Auth Hosp Rev
           Columbus Regl Hosp Rfdg (FSA Insd)....    7.000       08/15/15      2,512,960
  1,500    Indiana St Dev Fin Auth Rev Exempt Fac
           Conv Rfdg.............................    5.950       08/01/30      1,358,910

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           INDIANA (CONTINUED)
$ 1,220    North Adams, IN Cmnty Sch Cap Apprec
           First Mtg (FSA Insd)..................      *         07/15/16  $     665,632
  1,230    North Admas, IN Cmnty Sch Cap Apprec
           First Mtg (FSA Insd)..................      *         01/15/17        646,279
                                                                           -------------
                                                                              12,703,635
                                                                           -------------
           KANSAS  0.3%
    395    Sedgwick & Shawnee Cntys, KS Single
           Family Rev Coll Mtg Ser A-II Rfdg
           (GNMA Collateralized).................    8.050%      05/01/24        422,429
    605    Sedgwick Cnty, KS Single Family Rev
           Coll Mtg Ser A-III Rfdg (GNMA
           Collateralized).......................    8.125       05/01/24        646,067
                                                                           -------------
                                                                               1,068,496
                                                                           -------------
           LOUISIANA  2.9%
  1,920    Louisiana Hsg Fin Agy Mtg Rev Multi-
           Family Emerald Pointe Apts (FHA Gtd)..    7.100       11/01/33      1,979,846
    675    Louisiana Hsg Fin Agy Mtg Rev Single
           Family Access Pgm Ser B (GNMA
           Collateralized).......................    8.000       03/01/25        725,942
  3,000    Louisiana St Energy & Pwr Auth Pwr
           Proj Rev Rfdg (FSA Insd)..............    5.750       01/01/12      3,487,440
  3,000    Saint Charles Parish, LA Environmental
           Impt Rev LA Pwr & Lt Co Ser A (AMBAC
           Insd).................................    6.875       07/01/24      3,219,780
                                                                           -------------
                                                                               9,413,008
                                                                           -------------
           MARYLAND  0.8%
  2,360    Northeast MD Waste Disp Auth Rfdg
           (AMBAC Insd)..........................    5.500       04/01/16      2,595,646
                                                                           -------------

           MASSACHUSETTS  3.8%
  3,955    Massachusetts Bay Trans Auth Gen Trans
           Sys Ser A Rfdg........................    5.500       03/01/12      4,506,683
  4,815    Massachusetts Muni Whsl Elec Co Proj
           6-A (MBIA Insd).......................    5.000       07/01/11      5,311,523
  1,500    Massachusetts St Fed Hwy Gnt Antic Nt
           Ser A.................................    5.750       06/15/15      1,721,175
  1,000    Massachusetts St Hlth & Ed Fac Auth
           Rev Saint Mem Med Ctr Ser A...........    6.000       10/01/23        909,660
                                                                           -------------
                                                                              12,449,041
                                                                           -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           MICHIGAN  0.9%
$ 1,680    Michigan Higher Ed Fac Auth Rev Ltd
           Oblig Hope College Proj Rfdg (Connie
           Lee Insd).............................    7.000%      10/01/14  $   1,825,958
  1,000    Michigan St Strategic Fd Detroit
           Edison Pollutn Ctl Ser B Rfdg.........    5.650       09/01/29      1,021,430
                                                                           -------------
                                                                               2,847,388
                                                                           -------------
           MISSISSIPPI  2.0%
  2,000    Mississippi Bus Fin Corp MS Pollutn
           Ctl Rev Sys Energy Res Inc Proj.......    5.875       04/01/22      1,975,160
  1,000    Mississippi Bus Fin Corp MS Pollutn
           Ctl Rev Sys Energy Res Inc Proj
           Rfdg..................................    5.900       05/01/22        990,430
  1,970    Mississippi Home Corp Single Family
           Rev Mtg Access Pgm Ser B (GNMA
           Collateralized).......................    7.900       03/01/25      2,053,232
    585    Mississippi Home Corp Single Family
           Rev Mtg Access Pgm Ser C (GNMA
           Collateralized).......................    8.125       12/01/24        623,060
    785    Mississippi Home Corp Single Family
           Rev Mtg Access Pgm Ser E (GNMA
           Collateralized).......................    8.100       12/01/25        840,892
                                                                           -------------
                                                                               6,482,774
                                                                           -------------
           MISSOURI  2.0%
  2,100    Kansas City, MO Arpt Rev Gen Impt Ser
           A (FSA Insd)..........................    6.900       09/01/10      2,272,494
  1,345    Kansas City, MO Met Cmnty Colleges
           Bldg Corp Rev Leasehold Jr College
           Impt & Rfdg (FGIC Insd)...............    5.500       07/01/17      1,493,744
  1,400    Saint Louis, MO Arpt Rev (Prerefunded
           @ 07/01/03)...........................    6.000       01/01/04      1,425,396
  1,210    Saint Louis, MO Arpt Rev Cap Impt Pgm
           Ser A (MBIA Insd).....................    5.375       07/01/18      1,332,198
                                                                           -------------
                                                                               6,523,832
                                                                           -------------
           NEW HAMPSHIRE  0.7%
  1,155    New Hampshire Hlth & Ed Fac Auth Rev
           Derryfield Sch........................    7.000       07/01/30      1,194,686
  1,000    New Hampshire St Bus Fin Auth Wtr Fac
           Rev Pennichuck Wtrwks Inc (AMBAC
           Insd).................................    6.300       05/01/22      1,142,580
                                                                           -------------
                                                                               2,337,266
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           NEW JERSEY  9.5%
$10,000    New Jersey Econ Dev Auth St Contract
           Econ Recovery (MBIA Insd) (a).........    5.900%      03/15/21  $  11,918,500
  8,000    New Jersey Econ Dev Auth Wtr Fac Rev
           NJ American Wtr Co Inc Proj Ser A
           (FGIC Insd) (a).......................    6.875       11/01/34      8,716,000
  5,000    New Jersey St Ed Fac Auth Higher Ed
           Cap Impt Ser A (AMBAC Insd)...........    5.250       09/01/21      5,387,700
  4,650    Salem Cnty, NJ Indl Pollutn Ctl Fin
           Auth Rev Pub Svc Elec & Gas Ser D Rfdg
           (MBIA Insd)...........................    6.550       10/01/29      5,063,990
                                                                           -------------
                                                                              31,086,190
                                                                           -------------
           NEW MEXICO  1.0%
  2,020    University NM Univ Rev Sub Lien Ser A
           Rfdg..................................    5.250       06/01/20      2,166,935
  1,125    University NM Univ Rev Sub Lien Ser A
           Rfdg..................................    5.250       06/01/21      1,200,713
                                                                           -------------
                                                                               3,367,648
                                                                           -------------
           NEW YORK  26.5%
    170    Broome Cnty, NY Ctf Partn (MBIA
           Insd).................................    5.250       04/01/15        178,787
  4,250    New York City Indl Dev Agy Civic Fac
           Rev USTA Natl Tennis Ctr Proj (FSA
           Insd).................................    6.375       11/15/14      4,630,418
  1,300    New York City Indl Dev Civic YMCA Gtr
           NY Proj...............................    5.800       08/01/16      1,378,975
  1,325    New York City Ser B1 (Prerefunded @
           08/15/04).............................    7.000       08/15/16      1,438,115
  2,225    New York City Ser F Rfdg..............    6.000       08/01/11      2,464,610
  2,500    New York City Ser H...................    5.750       03/15/12      2,766,750
  5,000    New York City Transitional Fin Auth
           Rev Future Tax Secd Ser A Rfdg (a)
           (b)................................... 5.500/14.000   11/01/26      5,584,200
  2,525    New York St Dorm Auth Lease Rev Muni
           Hlth Fac Impt Pgm Ser A (FSA Insd)....    5.500       05/15/25      2,722,102
  1,625    New York St Dorm Auth Lease Rev St
           Univ Dorm Fac Ser A...................    6.000       07/01/14      1,877,314
  1,450    New York St Dorm Auth Lease Rev St
           Univ Dorm Fac Ser C (MBIA Insd).......    5.500       07/01/29      1,578,644
  5,050    New York St Dorm Auth Rev City Univ
           Second Gen Res Ser B..................    5.375       07/01/07      5,662,767
  3,100    New York St Dorm Auth Rev City Univ
           Sys Cons Ser A........................    5.625       07/01/16      3,592,652

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           NEW YORK (CONTINUED)
$ 2,600    New York St Dorm Auth Rev Cons City
           Univ Sys Second Gen Ser A.............    5.750%      07/01/13  $   3,002,350
  2,545    New York St Dorm Auth Rev Mental Hlth
           Svc Fac Impt Ser D (FSA Insd).........    5.875       02/15/14      2,889,669
  2,550    New York St Dorm Auth Rev Mental Hlth
           Svc Fac Ser B Rfdg....................    5.750       08/15/11      2,872,983
  1,350    New York St Dorm Auth Rev Ser B.......    7.500       05/15/11      1,661,702
    650    New York St Dorm Auth Rev Ser B
           (Prerefunded @ 05/15/09)..............    7.500       05/15/11        831,747
  5,000    New York St Dorm Auth Rev St Univ Ed
           Fac Ser A.............................    5.500       05/15/08      5,672,100
  2,000    New York St Environmental Fac Corp St
           Clean Wtr & Drinking Revolving Fds Ser
           B.....................................    5.000       06/15/20      2,117,820
  5,000    New York St Med Care Fac Fin Agy Rev
           NY Downtown Hosp Ser A (Prerefunded @
           02/15/05).............................    6.800       02/15/20      5,586,400
  6,750    New York St Med Care Fac Fin Agy Rev
           NY Hosp Mtg Ser A (Prerefunded @
           02/15/05) (AMBAC Insd) (a)............    6.300       08/15/06      7,479,473
  7,000    New York St Med Care Fac Fin Agy Rev
           NY Hosp Mtg Ser A (Prerefunded @
           02/15/05) (AMBAC Insd)................    6.400       08/15/07      7,768,810
  2,880    New York St Mtg Agy Rev Homeowner Mtg
           Ser 82................................    5.650       04/01/30      3,012,768
  7,025    New York St Twy Auth Svc Contract Rev
           Loc Hwy & Brdg........................    5.500       04/01/16      7,889,988
  1,550    New York St Urban Dev Corp Rev
           Correctional Cap Fac Ser 7
           (Prerefunded @ 01/01/07)..............    5.700       01/01/27      1,782,190
                                                                           -------------
                                                                              86,443,334
                                                                           -------------
           NORTH CAROLINA  5.3%
 11,000    North Carolina Muni Pwr Agy No. 1
           Catawba Elec Rev Rfdg (MBIA Insd).....    6.000       01/01/12     12,990,890
  4,000    North Carolina Muni Pwr Agy Ser A
           (MBIA Insd)...........................    5.250       01/01/19      4,332,360
                                                                           -------------
                                                                              17,323,250
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           NORTH DAKOTA  0.6%
$ 1,955    North Dakota St Hsg Fin Agy Rev Hsg
           Fin Pgm Home Mtg Fin Ser B (MBIA
           Insd).................................    5.500%      07/01/29  $   2,019,085
                                                                           -------------

           OHIO  2.5%
  1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton
           Inc Proj..............................    7.500       01/01/30      1,109,430
  2,000    Lorain Cnty, OH Hosp Rev Catholic
           Hlthcare..............................    5.375       10/01/30      2,036,900
  3,750    Lorain Cnty, OH Hosp Rev Catholic
           Hlthcare Ser A Impt & Rfdg............    5.250       10/01/33      3,802,425
  1,000    Marion Cnty, OH Hosp Impt Rev Cmnty
           Hosp Rfdg.............................    6.375       05/15/11      1,064,210
                                                                           -------------
                                                                               8,012,965
                                                                           -------------
           OKLAHOMA  2.6%
  1,100    Oklahoma City, OK Indl & Cultural Fac
           Tr Rev Dist Heating & Cooling Trigen
           (LOC: Societe Generale)...............    6.750       09/15/17      1,104,103
  1,065    Oklahoma Dev Fin Auth Lease Rev OK
           Council Law Enforcement (MBIA Insd)...    5.500       06/01/17      1,192,981
  1,120    Oklahoma Dev Fin Auth Lease Rev OK
           Council Law Enforcement (MBIA Insd)...    5.500       06/01/18      1,246,437
  1,185    Oklahoma Dev Fin Auth Lease Rev OK
           Council Law Enforcement (MBIA Insd)...    5.500       06/01/19      1,311,167
  2,000    Sapulpa, OK Muni Auth Cap Rev Impt &
           Rfdg (FSA Insd).......................    5.750       07/01/30      2,243,320
  1,250    Tulsa Cnty, OK Pub Fac Auth Cap Impt
           Rev (AMBAC Insd)......................    6.250       11/01/22      1,488,325
                                                                           -------------
                                                                               8,586,333
                                                                           -------------
           OREGON  3.9%
  2,500    Oregon Hlth Sciences Univ Insd Ser A
           (MBIA Insd)...........................    5.250       07/01/22      2,672,850
  5,000    Oregon St Dept Admin Ser C Rfdg (MBIA
           Insd).................................    5.250       11/01/18      5,443,000
  4,000    Portland, OR Swr Sys Rev Ser A (FGIC
           Insd).................................    5.750       08/01/18      4,586,200
                                                                           -------------
                                                                              12,702,050
                                                                           -------------
           PENNSYLVANIA  4.7%
    700    Harrisburg, PA Cap Apprec Ser D Rfdg
           (AMBAC Insd)..........................      *         03/15/14        445,914

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           PENNSYLVANIA (CONTINUED)
$ 1,830    Harrisburg, PA Cap Apprec Ser D Rfdg
           (AMBAC Insd)..........................      *         09/15/14  $   1,141,829
  4,000    Pennsylvania Intergovt Coop Auth Spl
           Tax Rev Philadelphia Fdg Pgm
           (Prerefunded @ 06/15/05) (FGIC Insd)
           (a)...................................    6.750%      06/15/21      4,447,680
  1,500    Pennsylvania St Higher Ed UPMC Hlth
           Sys Ser A.............................    6.000       01/15/31      1,567,560
  2,440    Philadelphia, PA Sch Dist Ser A (FSA
           Insd).................................    5.750       02/01/11      2,835,524
  2,640    Pittsburgh & Allegheny Cnty, PA Pub
           Aud Regl Asset Dist Sales Tax (AMBAC
           Insd).................................    5.000       02/01/29      2,696,971
  2,000    Radnor Twp, PA Sch Dist...............    5.750       03/15/26      2,215,160
                                                                           -------------
                                                                              15,350,638
                                                                           -------------
           RHODE ISLAND  1.1%
  3,495    Rhode Island Hsg & Mtg Fin Corp
           Homeownership Opportunity Ser 5.......    6.400       04/01/24      3,567,976
                                                                           -------------

           SOUTH CAROLINA  4.0%
  1,385    Easley, SC Util Rev (FSA Insd)........    5.250       12/01/20      1,494,761
  3,750    South Carolina Jobs Econ Dev Auth Indl
           Rev Proj Ser B (AMBAC Insd)...........    5.450       11/01/32      3,916,200
  5,000    South Carolina Jobs Econ Dev Rev Bon
           Secours Hlth Sys Inc Ser A............    5.625       11/15/30      5,118,450
  2,500    South Carolina Jobs Econ Elec & Gas Co
           Proj Ser A (AMBAC Insd)...............    5.200       11/01/27      2,619,325
                                                                           -------------
                                                                              13,148,736
                                                                           -------------
           TENNESSEE  1.0%
  1,500    Elizabethton, TN Hlth & Edl Fac Brd
           Rev Hosp Ser B Impt & Rfdg (MBIA
           Insd).................................    7.750       07/01/29      1,963,500
  1,000    Elizabethton, TN Hlth & Edl Fac Brd
           Rev Hosp Ser B Impt & Rfdg............    8.000       07/01/33      1,134,270
    400    Franklin, TN Spl Sch Dist Cap Apprec
           (FSA Insd)............................      *         06/01/16        223,148
                                                                           -------------
                                                                               3,320,918
                                                                           -------------
           TEXAS  14.7%
  2,350    Austin, TX Ctf Oblig (MBIA Insd)......    5.375       09/01/20      2,552,782

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           TEXAS (CONTINUED)
$ 2,650    Brazos River Auth TX Pollutn Adj TXU
           Elec Co Proj Ser C Rfdg (Variable Rate
           Coupon)...............................    5.750%      05/01/36  $   2,608,793
    825    Brazos, TX Higher Ed Auth Inc Student
           Ln Rev SubSer A2 Rfdg.................    6.800       12/01/04        873,708
  3,000    Dallas Cnty, TX Util & Reclamation
           Dist Ser B Rfdg (AMBAC Insd)..........    5.875       02/15/29      3,196,920
  2,365    Dallas-Fort Worth, TX Intl Arpt Fac
           Impt Corp Rev Delta Airl Inc..........    7.625       11/01/21      1,233,158
  2,500    Dallas-Fort Worth, TX Intl Arpt Rev Jt
           Ser A (FGIC Insd).....................    5.750       11/01/30      2,668,550
  2,000    Harris Cnty, TX Hlth Fac Dev Mem
           Hermann Hlthcare Ser A................    6.375       06/01/29      2,161,800
  5,000    Houston, TX Arpt Sys Rev Sub Lien Ser
           A (FSA Insd) (a)......................    5.125       07/01/32      5,047,000
  2,910    Houston, TX Wtr & Swr Sys Rev Jr Lien
           Ser C (FGIC Insd).....................    5.375       12/01/27      3,091,380
    515    Little Elm, TX Indpt Sch Dist (PSFG
           Insd).................................    6.750       08/15/29        570,244
  4,625    Little Elm, TX Indpt Sch Dist
           (Prerefunded @ 08/15/05) (PSFG Insd)
           (a)...................................    6.750       08/15/29      5,178,890
  1,500    Metropolitan Hlth Fac Dev Corp TX
           Wilson N Jones Mem Hosp Proj..........    7.250       01/01/31      1,356,360
  5,000    North Cent TX Hlth Fac Dev Hosp
           Childrens Med Ctr Dallas (AMBAC
           Insd).................................    5.250       08/15/32      5,158,100
  1,250    Sabine River Auth TX Pollutn Ctl Rev
           TX Elec Proj Ser A Rfdg (Variable Rate
           Coupon)...............................    6.450       06/01/21      1,227,050
  5,000    San Antonio, TX Elec & Gas Sys Rfdg...    5.375       02/01/19      5,435,800
  2,000    San Antonio, TX Elec & Gas Sys Rfdg...    5.375       02/01/20      2,160,620
  2,000    Tarrant Cnty, TX Jr College Dist......    5.050       02/15/10      2,190,700
  1,000    Trinity River Auth TX Rev Tarrant Cnty
           Wtr Proj Impt & Rfdg (MBIA Insd)......    5.500       02/01/21      1,096,790
                                                                           -------------
                                                                              47,808,645
                                                                           -------------
           WASHINGTON  7.8%
  3,750    Chelan Cnty, WA Pub Util Dist No. 001
           Cons Rev Chelan Hydro Ser A (MBIA
           Insd).................................    5.600       01/01/36      3,946,838

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           WASHINGTON (CONTINUED)
$ 2,500    Energy Northwest WA Elec Rev Proj No.
           3 Ser A Rfdg (FSA Insd)...............    5.500%      07/01/18  $   2,754,100
  5,000    Energy Northwest, WA Elec Rev Proj No.
           3 Ser B Rfdg (FSA Insd) (a)...........    6.000       07/01/16      5,800,550
  1,400    King Cnty, WA Hsg Auth Hsg Rev Pooled
           Sr Ser A Rfdg.........................    6.700       03/01/15      1,479,520
  2,120    Seattle, WA Muni Lt & Pwr Rev.........    5.625       12/01/17      2,329,604
  4,750    Tacoma, WA Elec Sys Rev Ser A Rfdg
           (FSA Insd)............................    5.750       01/01/14      5,415,285
  1,500    Tacoma, WA Elec Sys Rev Ser B Rfdg
           (FSA Insd)............................    5.500       01/01/12      1,715,955
  1,000    Thurston & Pierce Cntys, WA (FSA
           Insd).................................    5.000       12/01/20      1,052,160
  1,000    Thurston & Pierce Cntys, WA (FSA
           Insd).................................    5.000       12/01/21      1,045,510
                                                                           -------------
                                                                              25,539,522
                                                                           -------------
           WEST VIRGINIA  3.2%
  2,500    Berkeley Cnty, WV Bldg Comm Hosp Rev
           City Hosp Proj........................    6.500       11/01/22      2,392,625
  5,000    Marshall Cnty, WV Pollutn Ctl Rev OH
           Pwr Co Proj Ser C (MBIA Insd) (a).....    6.850       06/01/22      5,170,500
    695    West Virginia St Hsg Dev Fd Hsg Fin
           Ser A.................................    5.450       11/01/21        700,942
  2,000    West Virginia St Hsg Dev Fd Ser A.....    5.550       05/01/17      2,060,240
                                                                           -------------
                                                                              10,324,307
                                                                           -------------
           WISCONSIN  1.5%
  1,655    Wisconsin Hsg & Econ Dev Auth
           Homeownership Rev Ser A...............    6.450       03/01/17      1,694,737
  3,000    Wisconsin St Health & Ed Fac Wheaton
           Franciscan Svc Rfdg...................    5.750       08/15/30      3,091,410
                                                                           -------------
                                                                               4,786,147
                                                                           -------------
           WYOMING  0.4%
  1,000    University WY Univ Rev Fac Impt (FSA
           Insd).................................    5.500       06/01/18      1,102,360
                                                                           -------------

           PUERTO RICO  3.8%
 10,000    Puerto Rico Comwlth Hwy & Tran Auth
           Hwy Rev Ser Y Rfdg (FSA Insd) (a).....    6.250       07/01/21     12,506,100
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                                    VALUE
TOTAL LONG-TERM INVESTMENT  155.4%
  (Cost $468,364,861)....................................................  $ 506,756,354
SHORT-TERM INVESTMENTS  1.0%
  (Cost $3,100,000)......................................................      3,100,000
                                                                           -------------

TOTAL INVESTMENTS  156.4%
  (Cost $471,464,861)....................................................    509,856,354
OTHER ASSETS IN EXCESS OF LIABILITIES  1.9%..............................      6,251,056
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (58.3%)..............   (190,093,542)
                                                                           -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...........................  $ 326,013,868
                                                                           =============

 * Zero coupon bond

(a) Assets segregated as collateral for open futures transactions.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
Connie Lee--Connie Lee Insurance Co.
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Administration
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance Corp.
PSFG--Permanent School Fund Guaranty

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
April 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $471,464,861).......................  $509,856,354
Cash........................................................        20,708
Receivables:
  Interest..................................................     8,048,791
  Investments Sold..........................................     3,052,698
Other.......................................................           962
                                                              ------------
    Total Assets............................................   520,979,513
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     3,940,880
  Variation Margin on Futures...............................       366,625
  Investment Advisory Fee...................................       252,876
  Administrative Fee........................................        21,073
  Affiliates................................................        11,739
Trustees' Deferred Compensation and Retirement Plans........       189,451
Accrued Expenses............................................        89,459
                                                              ------------
    Total Liabilities.......................................     4,872,103
Preferred Shares (including accrued distributions)..........   190,093,542
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $326,013,868
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($326,013,868 divided by
  19,106,785 shares outstanding)............................  $      17.06
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 19,106,785 shares issued and
  outstanding)..............................................  $    191,068
Paid in Surplus.............................................   282,026,829
Net Unrealized Appreciation.................................    38,085,784
Accumulated Undistributed Net Investment Income.............     4,059,481
Accumulated Net Realized Gain...............................     1,650,706
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $326,013,868
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 7,600 issued with liquidation preference of
  $25,000 per share)........................................  $190,000,000
                                                              ============

NET ASSETS INCLUDING PREFERRED SHARES.......................  $516,013,868
                                                              ============

See Notes to Financial Statements

Statement of Operations
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $13,446,002
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,522,196
Preferred Share Maintenance.................................      259,599
Administrative Fee..........................................      126,849
Trustees' Fees and Related Expenses.........................       35,451
Legal.......................................................       21,644
Custody.....................................................       15,263
Other.......................................................      124,369
                                                              -----------
    Total Expenses..........................................    2,105,371
                                                              -----------
NET INVESTMENT INCOME.......................................  $11,340,631
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 4,663,804
  Futures...................................................   (2,109,159)
                                                              -----------
Net Realized Gain...........................................    2,554,645
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   34,593,640
                                                              -----------
  End of the Period:
    Investments.............................................   38,391,493
    Futures.................................................     (305,709)
                                                              -----------
                                                               38,085,784
                                                              -----------
Net Unrealized Appreciation During the Period...............    3,492,144
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 6,046,789
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(1,135,357)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $16,252,063
                                                              ===========

                                               See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                    SIX MONTHS ENDED       YEAR ENDED
                                                     APRIL 30, 2003     OCTOBER 31, 2002
                                                    ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................   $ 11,340,631        $ 22,990,585
Net Realized Gain..................................      2,554,645           4,525,369
Net Unrealized Appreciation/Depreciation During the
  Period...........................................      3,492,144          (5,371,148)
Distributions to Preferred Shareholders:
  Net Investment Income............................     (1,135,357)         (2,722,651)
                                                      ------------        ------------
Change in Net Assets Applicable to Common Shares
  from Operations..................................     16,252,063          19,422,155
Distributions to Common Shareholders:
  Net Investment Income............................    (10,603,470)        (19,965,484)
                                                      ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON
  SHARES FROM INVESTMENT ACTIVITIES................      5,648,593            (543,329)

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period............................    320,365,275         320,908,604
                                                      ------------        ------------
End of the Period (Including accumulated
  undistributed net investment income of $4,059,481
  and $4,457,677, respectively)....................   $326,013,868        $320,365,275
                                                      ============        ============

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         SIX MONTHS
                                                           ENDED
                                                         APRIL 30,    -------------------
                                                            2003      2002 (a)     2001
                                                         --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD................  $ 16.77     $ 16.80     $ 15.52
                                                          -------     -------     -------
  Net Investment Income.................................      .59        1.21        1.23
  Net Realized and Unrealized Gain/Loss.................      .31        (.05)       1.18
  Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
    Net Investment Income...............................     (.06)       (.14)       (.34)
    Net Realized Gain...................................      -0-         -0-         -0-
                                                          -------     -------     -------
Total from Investment Operations........................      .84        1.02        2.07
Distributions Paid to Common Shareholders:
    Net Investment Income...............................     (.55)      (1.05)       (.79)
    Net Realized Gain...................................      -0-         -0-         -0-
                                                          -------     -------     -------
NET ASSET VALUE, END OF THE PERIOD......................  $ 17.06     $ 16.77     $ 16.80
                                                          =======     =======     =======
Common Share Market Price at End of the Period..........  $ 16.30     $ 15.46     $ 14.35
Total Return (b)........................................    9.19%*     15.28%      17.27%
Net Assets Applicable to Common Shares at End of the
  Period (In millions)..................................  $ 326.0     $ 320.4     $ 320.9
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (c).....................................    1.32%       1.46%       1.61%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c).......................    7.11%       7.26%       7.56%
Portfolio Turnover......................................      14%*        40%         32%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (c)..................................     .83%        .91%       1.00%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d).......................    6.40%       6.40%       5.44%
SENIOR SECURITIES:
Total Preferred Shares Outstanding......................    7,600       7,600       7,600
Asset Coverage Per Preferred Share (e)..................  $67,909     $67,170     $67,225
Involuntary Liquidating Preference Per Preferred
  Share.................................................  $25,000     $25,000     $25,000
Average Market Value Per Preferred Share................  $25,000     $25,000     $25,000

 * Non-Annualized

(a) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.02, decrease net realized and unrealized gains and losses by $.02 and increase the ratio of net investment income to average net assets applicable to common shares by .11%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

                                               See Notes to Financial Statements


YEAR ENDED OCTOBER 31,
-----------------------------------------------------------------------------------------
      2000       1999       1998       1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------
    $  14.87   $  16.93   $  16.35   $  15.68   $  15.61   $  13.99   $  17.18   $  14.59
    --------   --------   --------   --------   --------   --------   --------   --------
        1.24       1.22       1.25       1.26       1.29       1.33       1.35       1.37
         .68      (2.06)       .59        .72        .16       1.70      (3.15)      2.41

        (.40)      (.32)      (.35)      (.35)      (.36)      (.39)      (.28)      (.30)
         -0-        -0-        -0-        -0-        -0-        -0-       (.02)       -0-
    --------   --------   --------   --------   --------   --------   --------   --------
        1.52      (1.16)      1.49       1.63       1.09       2.64      (2.10)      3.48

        (.87)      (.90)      (.91)      (.96)     (1.02)     (1.02)     (1.02)      (.89)
         -0-        -0-        -0-        -0-        -0-        -0-       (.07)       -0-
    --------   --------   --------   --------   --------   --------   --------   --------
    $  15.52   $  14.87   $  16.93   $  16.35   $  15.68   $  15.61   $  13.99   $  17.18
    ========   ========   ========   ========   ========   ========   ========   ========
    $12.9375   $12.9375   $15.8125   $15.0625   $  14.75   $ 14.375   $  12.75   $  16.00
       6.86%    -13.16%     11.33%      8.96%      9.88%     21.06%    -14.17%     22.08%

    $  296.5   $  284.1   $  323.4   $  312.5   $  299.7   $  298.3   $  267.3   $  328.2

       1.75%      1.66%      1.64%      1.66%      1.72%      1.72%      1.64%      1.66%

       8.34%      7.55%      7.48%      7.99%      8.31%      8.94%      8.63%      8.43%
         26%        33%        30%        49%        37%        79%       133%       112%


       1.05%      1.03%      1.03%      1.02%      1.05%      1.03%      1.00%      1.03%

       5.61%      5.56%      5.35%      5.76%      5.99%      6.31%      6.81%      6.57%

       7,600      7,600      3,800      3,800      3,800      3,800      3,800      3,800
    $ 64,014   $ 62,388   $135,105   $132,234   $128,865   $128,498   $120,355   $136,368

    $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
    $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Advantage Municipal Income Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. In normal market conditions, the Trust will invest substantially all of its net assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on September 25, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2003, there were no when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At October 31, 2002, the Trust had an accumulated capital loss carryforward for tax purposes of $787,052, which will expire on October 31, 2007.

    At April 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $470,147,812
                                                                ============
Gross tax unrealized appreciation...........................    $ 41,397,835
Gross tax unrealized depreciation...........................      (1,689,293)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 39,708,542
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2002 was as follows:

                                                                2002
Distributions paid from:
  Ordinary income...........................................  $451,859
  Long-term capital gain....................................       -0-
                                                              --------
                                                              $451,859
                                                              ========

    As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $522,413

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of ..05% of the average daily net assets of the Trust. The administrative services provided by the Administrator include record keeping and reporting responsibilities with respect to the Trust's portfolio and preferred shares and providing certain services to shareholders.

    For the six months ended April 30, 2003, the Trust recognized expenses of approximately $12,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2003, the Trust recognized expenses of approximately $26,100 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $70,090,752 and $76,426,988, respectively.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date.

    Upon entering into futures contracts, the Trust maintains, in a segregated account with its custodian, an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    Transactions in futures contracts for the six months ended April 30, 2003, were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2002.............................      507
Futures Opened..............................................    1,527
Futures Closed..............................................   (1,290)
                                                               ------
Outstanding at April 30, 2003...............................      744
                                                               ======

    The futures contracts outstanding as of April 30, 2003, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                           UNREALIZED
                                                                          APPRECIATION/
                                                              CONTRACTS   DEPRECIATION
Short Contracts:
  U.S. Treasury Notes 5-Year Futures June 2003 (Current
    Notional Value of $113,750 per contract)................     601        $(263,767)
  U.S. Treasury Notes 10-Year Futures June 2003 (Current
    Notional Value of $115,125 per contract)................     143          (41,942)
                                                                 ---        ---------
                                                                 744        $(305,709)
                                                                 ===        =========

5. PREFERRED SHARES

The Trust has outstanding 7,600 Auction Preferred Shares ("APS") in four series. Series A, B and C each contain 2,000 shares while Series D contains 1,600 shares. Dividends are cumulative and the dividend rate is reset every 28 days through an auction process. The average rate in effect on April 30, 2003 was 1.004%. During the six months ended April 30, 2003, the rates ranged from 0.969% to 1.432%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2003 Van Kampen Funds Inc. All rights reserved.
VKA SAR 6/03                                                   Member NASD/SIPC.
                                                                11198F03-AS-6/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]

Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Advantange Municipal Income Trust
             -------------------------------------------------------------------

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

By: /s/ John L. Sullivan
    ----------------------------------------------------------------------------
Name: John Sullivan
Title: Principal Financial Officer
Date: June 23, 2003